Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2020
BigToken Inc [Member]
Schedule of Assets and Liabilities Measured at Fair Value On Recurring Basis

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made. The Company had the following financial assets as of September 30, 2020 (unaudited), December 31, 2019 and 2018:

	Balance as of September 30, 2020 (unaudited)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities	-	-	-	-
Total assets	$-	$-	$-	$-

	Balance as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities	64,000	64,000	-	-
Total assets	$64,000	$64,000	$-	$-

	Balance as of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities	20,000	20,000	-	-
Total assets	$20,000	$20,000	$-	$-